EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS	EQUITY-ACCOUNTED INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS
The Company has entered into certain arrangements in the form of jointly controlled entities and investments in associates for various Canadian multi-family rental developments. Joint ventures represent development properties held in partnership with third parties where decisions relating to the relevant activities of the joint venture require the unanimous consent of the partners. These arrangements are accounted for under the equity method.

The following table presents the change in the balance of equity-accounted investments in Canadian residential developments for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Opening balance	$98,675	$74,955
Advances	13,360	30,089
Distributions	(10,212)	(14,772)
Income from equity-accounted investments in Canadian residential developments	11,198	8,200
Translation adjustment(1)	(6,483)	203
Balance, end of year	$106,538	$98,675
(1) During the year, the USD/CAD exchange rate fluctuated from 1.2678 as at December 31, 2021 to 1.3544 as at December 31, 2022, resulting in a foreign currency translation adjustment of $6,483.
The following tables present the ownership interests and carrying values of the Company’s equity-accounted investments in Canadian residential developments. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

	December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$2,993	$141,357	$7,721	$84,646	$51,983	$17,335
WDL 8 LP	Toronto, ON	33%	7,318	241,907	21,105	188,473	39,647	13,222
WDL 20 LP	Toronto, ON	33%	722	43,082	186	34,295	9,323	3,114
DKT B10 LP(2)	Toronto, ON	33%	1,290	42,111	6,669	8,507	28,225	10,885
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	1,101	100,147	4,263	52,585	44,400	20,988
Queen Ontario LP(4)	Toronto, ON	10%	5,167	121,336	806	—	125,697	12,912
Symington LP(5)	Toronto, ON	10%	688	36,038	158	22,149	14,419	1,450
			19,279	725,978	40,908	390,655	313,694	79,906
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	1,280	189,106	6,000	96,344	88,042	26,632
			1,280	189,106	6,000	96,344	88,042	26,632
Total			$20,559	$915,084	$46,908	$486,999	$401,736	$106,538

	December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$4,011	$117,115	$2,466	$63,372	$55,288	$18,437
WDL 8 LP	Toronto, ON	33%	7,150	176,171	13,732	141,191	28,398	9,473
WDL 20 LP	Toronto, ON	33%	760	47,401	853	40,660	6,648	2,223
DKT B10 LP(2)	Toronto, ON	33%	2,359	31,398	3,228	8,786	21,743	8,825
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	913	72,332	1,737	32,469	39,039	18,477
Labatt Village Holding LP(3)	Toronto, ON	38%	47	—	35	—	12	5
Queen Ontario LP(4)	Toronto, ON	30%	2,271	113,238	908	63,104	51,497	15,775
			17,511	557,655	22,959	349,582	202,625	73,215
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	907	154,984	6,014	65,787	84,090	25,460
			907	154,984	6,014	65,787	84,090	25,460
Total			$18,418	$712,639	$28,973	$415,369	$286,715	$98,675
(1) Tricon's share of net assets of $106,538 (December 31, 2021 - $98,675) is comprised of $104,364 (December 31, 2021 - $96,393) as per the investees' financial statements plus $2,174 (December 31, 2021 - $2,282) of fair value differences arising from the initial recognition on January 1, 2020 and foreign exchange translation adjustments.
(2) Tricon's share of net assets of DKT B10 LP includes the purchase price paid to third-party partners for a one-third ownership interest in the partnership.
(3) On November 12, 2021, Labatt Village Holding LP sold its 80% interest in the Labatt Village LP project partnership to the remaining joint venture partner.
(4) On April 12, 2022, the Company sold two-thirds of its original 30% equity ownership interest in Queen & Ontario to its institutional partner.
(5) On February 22, 2022, the Company entered into a new joint venture investment, Symington LP.

	For the year ended December 31, 2022
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains	Net and other comprehensive income (loss)	Tricon's share of net income

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$—	$—	$234	$234	$78
WDL 8 LP	Toronto, ON	33%	1	(161)	13,176	13,016	4,337
WDL 20 LP	Toronto, ON	33%	—	—	—	—	—
DKT B10 LP	Toronto, ON	33%	—	(2)	238	236	79
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	—	(24)	8,019	7,995	3,759
Labatt Village Holding LP	Toronto, ON	38%	—	—	—	—	8
Queen Ontario LP	Toronto, ON	10%	114	(242)	1,676	1,548	155
Symington LP	Toronto, ON	10%	—	(12)	—	(12)	(1)
			115	(441)	23,343	23,017	8,415
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	133	(2,122)	10,634	8,645	2,783
Total			$248	$(2,563)	$33,977	$31,662	$11,198

	For the year ended December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income (loss)	Tricon's share of net income

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$5	$(12)	$3,129	$3,122	$1,040
WDL 8 LP	Toronto, ON	33%	—	(10)	3,112	3,102	1,034
WDL 20 LP	Toronto, ON	33%	—	—	—	—	—
DKT B10 LP	Toronto, ON	33%	—	—	6,389	6,389	2,130
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	—	—	4,231	4,231	1,989
Labatt Village Holding LP	Toronto, ON	38%	—	(77)	(5,245)	(5,322)	(1,997)
Queen Ontario LP	Toronto, ON	30%	363	(163)	—	200	60
			368	(262)	11,616	11,722	4,256
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	—	(28)	13,171	13,143	3,944
			—	(28)	13,171	13,143	3,944
Total			$368	$(290)	$24,787	$24,865	$8,200

Based on the assessment of current economic conditions, there are no indicators of impairment of the Company's equity-accounted investments in Canadian residential developments as at December 31, 2022.